Filed Pursuant to Rule 497(e)
 1933 Act File No. 333-212321
1940 Act File No. 811-23164

EXPLANATORY NOTE

On behalf of USCA Fund Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are XBRL exhibits containing interactive data format risk/return summary information that mirrors the information contained in the supplement to the Prospectus for the USCA Shield Fund, which was filed pursuant to Rule 497(e) on March 27, 2018.  The purpose of this filing is to submit the XBRL exhibits for the information provided in the 497(e) filing (Accession Number 0000894189-18-001930).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE